Segment Reporting and Significant Customers (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($) segment	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting and Significant Customers
Number of reporting segment | segment	1		1
Total revenue	$ 34,034	$ 18,610	$ 28,567	$ 16,427	$ 8,012
United States
Segment Reporting and Significant Customers
Total revenue	29,580	15,922	24,293	13,789	6,132
Europe
Segment Reporting and Significant Customers
Total revenue	$ 4,454	$ 2,688	$ 4,274	$ 2,638	$ 1,880